STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Cost by Plan	The following table reflects stock-based compensation for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021

Restricted stock units	$9,372	$29,188

Options	—	31

Total stock-based compensation	$9,372	$29,219

Share-based Payment Arrangement, Nonvested Award, Cost
As of December 31, 2022, unrecognized stock-based amortization related to outstanding RSU and stock awards and the related weighted-average period over which it is expected to be recognized subsequent to December 31, 2022 is presented in the table below. Total unrecognized equity will be adjusted for actual forfeitures.

	Unrecognized Stock Based Compensations Related to Outstanding Awards	Remaining Weighted-Average Amortization Period (in years)

Restricted stock units	$15,741	1.09

Options	—	—

Total unrecognized stock-based amortization	$15,741	1.09

Share-based Payment Arrangement, Restricted Stock Unit, Activity
RSU activity during the years ending December 31, 2022 and 2021 was as follows:

	Number of RSUs	Weighted -Average Grant Date Fair Value
Outstanding at December 31, 2020	443,843	$13.26
Granted	1,320,782	37.03
Vested	(723,334)	32.52
Forfeited	(129,163)	15.86
Outstanding at December 31, 2021	912,128	37.48
Granted	551,150	27.92
Vested	(271,596)	35.36
Forfeited	(162,734)	34.19
Cancellation of units under LTIP plan	(440,000)	35.47
Outstanding at December 31, 2022	588,948	$31.92

Expected to vest	588,948	$31.92

Share-based Payment Arrangement, Option, Activity

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	2,751	$79.76	9.6	—
Options granted	—	—	—	—
Options exercised	—	—	—	—
Options forfeited or expires	(200)	81.60	—	—
Outstanding at December 31, 2021	2,551	79.62	8.7	—

Options granted	—	—	—	—
Options exercised	—	—	—	—
Options forfeited or expires	(171)	81.60	—	—
Outstanding at December 31, 2022	2,380	$79.48	6.7	—

Vested / exercisable at December 31, 2022	2,380	$79.48	7.7	—
Expected to vest as of December 31, 2022	—	$—	7.7	—